UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           01/14/2013
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       104
                                         -------------
Form 13F Information Table Value Total:   1,301,820
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Inc New                COM              00206r102      219     6496 SH       Sole                     6496
Altera Corp                    COM              021441100     2098    61000 SH       Sole                    61000
America's Car-Mart Inc.        COM              03062T105     1732    42750 SH       Sole                    42750
American Business Bank         COM              02475L105      421    15888 SH       Sole                    15888
Amerisafe, Inc.                COM              03071h100     2169    79600 SH       Sole                    79600
Aqua America Inc               COM              03836W103    18686   735108 SH       Sole                   735108
Arthur J Gallagher & Co.       COM              363576109    10211   294695 SH       Sole                   294695
Autozone Inc                   COM              053332102     5147    14521 SH       Sole                    14521
Bank Of Marin Bancorp          COM              063425102      551    14700 SH       Sole                    14700
Bank of the Ozarks, Inc.       COM              063904106    11665   348525 SH       Sole                   348525
Bed Bath and Beyond            COM              075896100    25749   460538 SH       Sole                   460538
Berkshire Hathaway A           COM              084670108    39146      292 SH       Sole                      292
Berkshire Hathaway B           COM              084670702    13254   147758 SH       Sole                   147758
Biglari Holdings Inc.          COM              08986r101     8456    21680 SH       Sole                    21680
Brookfield Asset Management    COM              112585104    47097  1285051 SH       Sole                  1285051
Brown & Brown Inc.             COM              115236101    61915  2431844 SH       Sole                  2431844
Ca Technologies                COM              12673P105     1099    50000 SH       Sole                    50000
Cambridge Bancorp              COM              132152109      624    17040 SH       Sole                    17040
Camden National Corp           COM              133034108      802    23610 SH       Sole                    23610
Carmax                         COM              143130102    32951   877752 SH       Sole                   877752
Cass Information Systems Inc.  COM              14808P109     1881    44567 SH       Sole                    44567
Clarcor Inc                    COM              179895107      307     6424 SH       Sole                     6424
Digital Realty Trust Inc.      COM              253868103     6674    98300 SH       Sole                    98300
Digital River                  COM              25388b104     2544   176897 SH       Sole                   176897
Dimeco Inc                     COM              25432W104      306     8545 SH       Sole                     8545
Donaldson Co., Inc.            COM              257651109    34908  1062982 SH       Sole                  1062982
Dr. Pepper Snapple Group Inc.  COM              26138E109     2076    47000 SH       Sole                    47000
Enterprise Financial Services  COM              293712105      703    53800 SH       Sole                    53800
EOG Resources Inc.             COM              26875P101    45390   375773 SH       Sole                   375773
Evolution Petroleum Corporatio COM              30049A107     4111   505647 SH       Sole                   505647
Exxon Mobil Corporation        COM              30231G102     1366    15781 SH       Sole                    15781
Fabrinet                       COM              g3323l100     1914   145700 SH       Sole                   145700
Flowers Foods                  COM              343498101    11761   505419 SH       Sole                   505419
Forward Air                    COM              349853101    24048   686896 SH       Sole                   686896
Franklin Resources             COM              354613101    35257   280487 SH       Sole                   280487
General Electric Company       COM              369604103      256    12208 SH       Sole                    12208
Glenville Bank Hldg Co         COM              37908p109      215     2756 SH       Sole                     2756
Gordmans Stores, Inc.          COM              38269P100      508    33800 SH       Sole                    33800
Graco                          COM              384109104    18226   353981 SH       Sole                   353981
Heartland Express              COM              422347104    27439  2099364 SH       Sole                  2099364
Hilltop Holdings               COM              432748101      820    60575 SH       Sole                    60575
Home Bancshares, Inc.          COM              436893200    13820   418525 SH       Sole                   418525
Houston Wire & Cable Company   COM              44244K109     1534   124997 SH       Sole                   124997
Idex Corporation               COM              45167R104    55000  1182025 SH       Sole                  1182025
Illinois Tool Works            COM              452308109    32795   539296 SH       Sole                   539296
International Business Machine COM              459200101      610     3185 SH       Sole                     3185
Interpublic Group of Companies COM              460690100    19119  1734935 SH       Sole                  1734935
Inventure Foods, Inc.          COM              461212102      695   107092 SH       Sole                   107092
John Bean Technologies Corpora COM              477839104     1804   101500 SH       Sole                   101500
John Wiley & Sons              COM              968223206    30996   796210 SH       Sole                   796210
Johnson & Johnson              COM              478160104     7361   105000 SH       Sole                   105000
Knight Transportation Inc.     COM              499064103    21497  1469405 SH       Sole                  1469405
Landauer Inc                   COM              51476K103     1224    20000 SH       Sole                    20000
Ledyard Financial Group        COM              523338101      364    10950 SH       Sole                    10950
Loews Corp                     COM              540424108    21961   538915 SH       Sole                   538915
M & T Bank Corp                COM              55261F104    12208   123975 SH       Sole                   123975
Markel Corp                    COM              570535104    49206   113529 SH       Sole                   113529
Mattel Inc.                    COM              577081102     9854   269099 SH       Sole                   269099
McCormick & Co.                COM              579780206     2684    42250 SH       Sole                    42250
McGrath Rentcorp               COM              580589109    26402   907346 SH       Sole                   907346
Medidata Solutions Inc         COM              58471a105     1252    31955 SH       Sole                    31955
Mednax Inc.                    COM              58502B106    54710   688000 SH       Sole                   688000
Merchants Bancshares Inc       COM              588448100      282    10525 SH       Sole                    10525
Meredith Corp                  COM              589433101    10953   317950 SH       Sole                   317950
Metro Bancorp Inc              COM              59161r101      621    47000 SH       Sole                    47000
Microchip Technology Inc.      COM              595017104    15862   486726 SH       Sole                   486726
Mohawk Industries              COM              608190104    15079   166679 SH       Sole                   166679
National Instruments           COM              636518102     3149   122000 SH       Sole                   122000
OneBeacon                      COM              G67742109    14040  1010068 SH       Sole                  1010068
Pacific Continental Bank       COM              69412v108      335    34451 SH       Sole                    34451
Patriot Transportation Holding COM              70337B102     1288    45305 SH       Sole                    45305
Patterson Companies Inc.       COM              703395103    25406   742208 SH       Sole                   742208
Penseco Financial Services     COM              709570105      203     5475 SH       Sole                     5475
Pfizer Incorporated            COM              717081103      244     9744 SH       Sole                     9744
Pinnacle Financial Partners    COM              72346Q104     8945   474800 SH       Sole                   474800
Protective Life Corp.          COM              743674103     9586   335400 SH       Sole                   335400
Questar Corp                   COM              748356102    11615   587825 SH       Sole                   587825
Rofin-Sinar Technologies, Inc. COM              775043102     1532    70650 SH       Sole                    70650
Ross Stores Inc.               COM              778296103    60492  1118359 SH       Sole                  1118359
SCBT Financial Corporation     COM              78401V102    21354   531465 SH       Sole                   531465
Sigma Aldrich Corp.            COM              826552101     8094   110000 SH       Sole                   110000
Southern National Bancorp of V COM              843395104      685    84200 SH       Sole                    84200
Southwestern Energy Co         COM              845467109     7918   237000 SH       Sole                   237000
Sterling Bancorp               COM              859158107      385    42225 SH       Sole                    42225
Strayer Education Inc          COM              863236105     1518    27020 SH       Sole                    27020
Stryker Corp                   COM              863667101    36612   667853 SH       Sole                   667853
SY Bancorp Inc                 COM              785060104      486    21685 SH       Sole                    21685
TCF Financial                  COM              872275102    17594  1448056 SH       Sole                  1448056
The Brick LTD.                 COM              107879108      549   101800 SH       Sole                   101800
Trustco Bank Corp              COM              898349105      108    20533 SH       Sole                    20533
Tupperware Brands Corp.        COM              899896104     2564    40000 SH       Sole                    40000
US Bancorp                     COM              902973304      246     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102    10954   465344 SH       Sole                   465344
VCA Antech, Inc.               COM              918194101     3134   148900 SH       Sole                   148900
Washington Banking Co.         COM              937303105      618    45400 SH       Sole                    45400
Waters Corp.                   COM              941848103    32682   375140 SH       Sole                   375140
Watson Pharmaceuticals         COM              942683103      722     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      903    60050 SH       Sole                    60050
Westwood Holdings Group, Inc.  COM              961765104     1387    33902 SH       Sole                    33902
White Mtns Insurance           COM              G9618E107    44889    87163 SH       Sole                    87163
Winthrop Realty Trust          COM              976391300      263    23775 SH       Sole                    23775
Xilinx Inc                     COM              983919101    27168   757594 SH       Sole                   757594
Yum Brands                     COM              988498101    31769   478449 SH       Sole                   478449
Zebra Technologies A           COM              989207105    49288  1253826 SH       Sole                  1253826